Inventories, Net	12 Months Ended
Mar. 31, 2023
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 4 – INVENTORIES, NET

Inventories as of March 31, 2023 and 2022 consisted of the following:

	As of March 31,
	2023	2022

Raw materials	$243,222	$604,850
Finished goods	446,866	584,747
Provision for inventory	(158,834)	(172,070)
Total inventories, net	$531,254	$1,017,527

Impairment provision of inventories recorded for lower of cost or net realizable value adjustments were $0 and $53,365 for the years ended March 31, 2023 and 2022, respectively.